Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 19, 2021
Deferred tax assets:
Start-upcosts	$ 551,466
Net operating loss carry forwards	32,562
Total deferred tax assets	584,028
Valuation allowance	(584,028)	$ (584,028)
Deferred tax assets, net of allowance	$ 0